UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

650 HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

650 MADISON AVENUE, 19TH FLOOR

NEW YORK, NEW YORK 10022

(Address of principal executive offices) (Zip code)

CLIFFORD E. LAI, PRESIDENT

650 HIGH INCOME FUND, INC.

650 MADISON AVENUE, 19TH FLOOR

NEW YORK, NEW YORK 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-558-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

Item 1. Reports to Shareholders.

650 High Income Fund, Inc.

Annual Report

July 31, 2010

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

650 HIGH INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

July 31, 2010

PORTFOLIO STATISTICS

Weighted average coupon	5.85%

Average effective maturity	5.41 years

Total number of holdings	128

CREDIT QUALITY

AAA	12.84%
A	5.61%

BBB	10.98%

BB	27.04%

B	15.88%

Below B	15.70%

NR	11.95%
Total	100.00%

ASSET ALLOCATION1

Asset Backed Securities	5.95%

Commercial Mortgage-Backed Securities	86.73%

Non-Agency Residential Mortgage-Backed Securities	5.05%

Preferred Securities	2.27%
Total	100.00%

[1]	Includes only invested assets; excludes cash.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Portfolio of Investments

July 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES – 4.5%
Long Beach Mortgage Loan Trust Series 2002-5, Class M4B [6]	6.00%	11/25/32	$400	$57,088
Mid-State Trust Series 2004-1, Class B	8.90	08/15/37	1,484	1,439,888
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B [1,4,6]	7.00	12/27/34	467	1
Series 2003-5, Class A [1,4,5,6]	7.35	06/27/33	24	2
Series 2003-3, Class A [1,4,6]	7.75	04/27/33	59	—
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B [1,3,4,6,7]	6.00/6.50	11/25/33	245	21,109
Series 2004-3, Class B [1,3,4,6]	6.00/6.50	04/25/34	145	12,937
Total ASSET-BACKED SECURITIES (Cost – $2,824,562)				1,531,025
COMMERCIAL MORTGAGE-BACKED SECURITIES – 64.9%
Commercial Mortgage-Backed Securities – 60.8%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class XW [1,2,4,8]	0.05	05/10/45	—	—
Series 2007-2, Class XW [2,8]	0.10	05/10/17	—	—
Series 2007-2, Class L [1,4]	5.37	04/10/49	1,144	32,598
Series 2007-2, Class M [1,4]	5.37	04/10/49	525	7,351
Series 2007-2, Class N [1,4]	5.37	04/10/49	1,768	15,910
Series 2007-2, Class O [1,4]	5.37	04/10/49	672	4,366
Series 2007-2, Class P [1,4]	5.37	04/10/49	638	2,551
Series 2007-2, Class Q [1,4]	5.37	04/10/49	2,365	3,548
Series 2007-2, Class S [1,4]	5.37	04/10/49	7,824	782
Series 2004-6, Class F [1,2,4]	5.41	12/10/42	1,889	922,517
Series 2006-2, Class J [1,4]	5.48	05/10/45	667	37,724
Series 2006-2, Class K [1,4]	5.48	05/10/45	1,047	53,054
Series 2006-2, Class L [1,4]	5.48	05/10/45	1,202	35,579
Series 2006-2, Class M [1,4]	5.48	05/10/45	786	11,000
Series 2006-2, Class N [1,4]	5.48	05/10/45	1,571	14,142
Series 2006-2, Class O [1,4]	5.48	05/10/45	1,537	6,149
Series 2006-2, Class P [1,4]	5.48	05/10/45	6,470	12,940
Series 2007-2, Class K [1,2,4]	5.88	04/10/49	2,727	114,758
Series 2002-PB2, Class K [1,4]	6.29	06/11/35	1,511	1,311,264
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class X1 [1,2,4,8]	0.14	09/11/41	—	—
Series 2005-PWR9, Class L [1,4]	4.66	09/11/42	3,777	35,885
Series 2006-PW13, Class J [1,4]	5.26	09/11/41	2,406	161,235
Series 2006-PW13, Class K [1,4]	5.26	09/11/41	302	14,337
Series 2006-PW13, Class L [1,4]	5.26	09/11/41	2,012	77,718
Series 2006-PW13, Class M [1,4]	5.26	09/11/41	1,644	45,670
Series 2006-PW13, Class N [1,4]	5.26	09/11/41	980	19,250
Series 2006-PW13, Class O [1,4]	5.26	09/11/41	1,641	16,408
Series 2006-PW13, Class P 1,4	5.26	09/11/41	8,145	81
Series 2004-PWR5, Class F [1,4]	5.48	07/11/42	2,644	1,250,256
Series 2004-PWR6, Class F [1,2,4]	5.62	11/11/41	1,700	518,417

See Notes to Portfolio of Investments and Notes to Financial Statements.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Portfolio of Investments

July 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 1999-C1, Class J [1,4,5]	5.64%	02/14/31	$1,173	$—
Series 2007-PW16, Class AM [2]	5.91	06/11/40	4,000	3,304,188
CD 2006 CD2 Mortgage Trust
Series 2006-CD2, Class K 1,4	5.09	01/15/46	1,233	18,495
Series 2006-CD2, Class L [1,4]	5.09	01/15/46	881	8,809
Series 2006-CD2, Class M [1,4]	5.09	01/15/46	1,496	7,480
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G [1,2,4]	5.40	07/15/44	3,777	1,368,441
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L 1,4	5.06	12/10/46	1,667	14,173
Series 2006-C8, Class M 1,4	5.06	12/10/46	1,667	2,168
Series 2006-C8, Class N [1,4]	5.06	12/10/46	416	500
Series 2007-C9, Class L [1,4]	5.24	12/10/49	3,171	200,423
Series 2007-C9, Class M [1,4]	5.24	12/10/49	1,244	77,855
Series 2007-C9, Class N [1,4]	5.24	12/10/49	1,343	83,209
Series 2007-C9, Class O [1,4]	5.24	12/10/49	1,142	54,485
Series 2007-C9, Class P [1,4]	5.24	12/10/49	1,926	78,893
Series 2007-C9, Class Q [1,4]	5.24	12/10/49	1,154	41,735
Series 2007-C9, Class S [1,4]	5.24	12/10/49	7,826	117,384
Credit Suisse First Boston Mortgage Securities Corp.
Series 2006-C1, Class AX [1,2,4,8]	0.01	02/15/39	—	—
Series 2003-C3, Class J [1,4]	4.23	05/15/38	907	299,178
Series 2004-C3, Class J [1,4]	4.78	07/15/36	208	1,662
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,4]	5.15	09/15/39	471	5,884
Series 2006-C4, Class M [1,4]	5.15	09/15/39	759	5,689
Series 2006-C4, Class N [1,4]	5.15	09/15/39	1,223	7,950
Series 2006-C4, Class O [1,4]	5.15	09/15/39	1,207	6,636
Series 2006-C4, Class P [1,4]	5.15	09/15/39	1,817	7,268
Series 2006-C4, Class Q [1,4]	5.15	09/15/39	2,412	3,618
Series 2006-C4, Class S [1,4]	5.15	09/15/39	9,723	972
Series 2006-C1, Class L [1,4]	5.24	02/15/39	1,297	97,365
Series 2006-C1, Class M [1,4]	5.24	02/15/39	907	61,441
Series 2006-C1, Class N [1,4]	5.24	02/15/39	973	54,660
Series 2006-C1, Class O [1,4]	5.24	02/15/39	324	17,272
Series 2006-C1, Class P [1,4]	5.24	02/15/39	325	11,406
Series 2006-C1, Class Q [1,4]	5.24	02/15/39	648	21,067
Series 2006-C1, Class S [1,4]	5.24	02/15/39	2,713	37,172
Series 2007-C2, Class A3	5.54	01/15/49	53	51,591
Series 2006-C3, Class A3 [2]	6.02	06/15/38	1,300	1,392,754
JP Morgan Commercial Mortgage Securities Corp.
Series 2003-C1, Class K [1,4,5]	5.08	01/12/37	1,228	123
Series 2003-C1, Class L [1,4,5]	5.08	01/12/37	296	30
Series 2005-LDP5, Class J [1,2,4]	5.51	12/15/44	3,400	1,065,577
Series 2007-LD11, Class K [1,2,4]	6.01	06/15/49	4,154	39,466
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class V [5]	0.00	07/15/10	—	—
Series 2005-C1, Class G [1,2,4]	5.15	02/15/40	3,238	1,348,223

See Notes to Portfolio of Investments and Notes to Financial Statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Portfolio of Investments

July 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2002-C2, Class M [1,4]	5.68%	07/15/35	$680	$445,072
Series 2002-C2, Class N [1,4]	5.68	07/15/35	1,096	659,006
Series 2001-C7, Class L [1,4]	5.87	11/15/33	2,492	1,425,951
LNR CDO Limited Series 2007-1A, Class F 1,2,4	1.78	12/26/49	2,833	—
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J [1,4]	5.70	07/12/34	1,734	826,516
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J [1,4]	5.53	10/15/42	613	15,313
Series 2006-IQ11, Class K [1,4]	5.53	10/15/42	443	4,428
Series 2006-IQ11, Class L [1,4]	5.53	10/15/42	499	2,493
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J [1,4]	4.70	04/15/42	943	72,771
Series 2005-C18, Class K [1,4]	4.70	04/15/42	1,258	37,602
Series 2005-C18, Class L [1,4]	4.70	04/15/42	602	5,422
Series 2005-C18, Class M [1,4]	4.70	04/15/42	402	1,607
Series 2005-C18, Class N [1,4]	4.70	04/15/42	489	734
Series 2002-C2, Class L [1,4]	4.94	11/15/34	1,385	868,116
Series 2002-C2, Class M [1,4]	4.94	11/15/34	810	371,178
Series 2002-C2, Class N [1,4]	4.94	11/15/34	709	274,322
Series 2002-C2, Class O [1,4]	4.94	11/15/34	571	207,161
Series 2002-C2, Class P [1,4]	4.94	11/15/34	7,588	747,362
Series 2006-C29, Class K [1,4]	5.07	11/15/48	1,057	38,572
Series 2006-C29, Class L [1,4]	5.07	11/15/48	704	22,554
Series 2006-C29, Class M [1,4]	5.07	11/15/48	670	11,392
Series 2006-C29, Class N [1,4]	5.07	11/15/48	865	9,949
Series 2006-C29, Class O [1,4]	5.07	11/15/48	1,862	13,031
Series 2006-C29, Class P [1,4]	5.07	11/15/48	1,894	7,576
Series 2006-C29, Class Q [1,4]	5.07	11/15/48	8,525	12,787
Series 2007-C31, Class L [1,4]	5.13	04/15/47	2,554	81,712
Series 2007-C31, Class M [1,4]	5.13	04/15/47	551	16,249
Series 2007-C31, Class N [1,4]	5.13	04/15/47	2,146	35,402
Series 2007-C31, Class O [1,4]	5.13	04/15/47	1,243	18,642
Series 2007-C31, Class P [1,4]	5.13	04/15/47	1,250	17,494
Series 2007-C31, Class Q [1,4]	5.13	04/15/47	1,250	14,370
Series 2007-C31, Class S [1,4]	5.13	04/15/47	710	6,037
Series 2007-C31, Class T [1,4]	5.13	04/15/47	1,428	5,712
Series 2007-C31, Class U [1,4]	5.13	04/15/47	5,555	555

Total Commercial Mortgage-Backed Securities (Cost – $129,311,076)				20,917,820

Loans Receivable Investments – 4.1%
PNC Corp. Center B Note [1,4,5] (Cost $2,386,944)	8.85	03/11/17	2,350	1,407,415
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $131,698,020)				22,325,235

See Notes to Portfolio of Investments and Notes to Financial Statements.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Portfolio of Investments

July 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 3.8%
Subordinated Collateralized Mortgage Obligations – 3.8%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00%	03/25/18	$159	$82,377
Series 2003-4, Class B5	5.00	03/25/18	60	23,860
Series 2003-4, Class B6	5.00	03/25/18	159	35,539
Series 2003-5, Class B4 [2]	5.37	04/25/33	256	134,412
Series 2003-5, Class B5 [2]	5.37	04/25/33	171	78,001
Series 2003-5, Class B6 [2]	5.37	04/25/33	257	60,162
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00	04/25/18	78	56,143
Series 2003-S6, Class B2	5.00	04/25/18	52	35,559
Series 2003-S6, Class B3 [5]	5.00	04/25/18	78	16,919
Resix Financial Limited
Series 2004-A, Class B8 [1,2,4]	5.34	02/10/36	492	153,971
Series 2005-A, Class B9 [1,2,4]	6.09	03/10/37	922	132,460
Series 2005-D, Class B9 [1,2,4]	8.34	12/15/37	2,053	79,860
Series 2005-A, Class B10 [1,2,4]	8.84	03/10/37	720	100,589
Series 2005-D, Class B10 [1,2,4]	9.84	12/15/37	1,026	20,632
Series 2005-D, Class B11 [1,2,4]	11.84	12/15/37	1,146	8,592
Series 2004-A, Class B11 [1,2,4]	14.84	02/10/36	562	151,238
Washington Mutual Mortgage Securities Corp.
Series 2003-S3, Class CB5 [2]	5.41	06/25/33	586	87,881
Series 2003-S3, Class CB6 [2]	5.41	06/25/33	584	40,868

Total Subordinated Collateralized Mortgage Obligations (Cost – $8,621,089)				1,299,063
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $8,621,089)				1,299,063

			Shares	Value (Note 2)
PREFERRED SECURITIES – 1.7%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT) [1,4,9] (Cost $719,512 )			28,154	585,077
Total Investments – 74.9% (Cost – $143,863,183)				25,740,400
Other Assets in Excess of Liabilities – 25.1%				8,633,877

NET ASSETS – 100.0%				$34,374,277

See Notes to Portfolio of Investments and Notes to Financial Statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments

July 31, 2010

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2010, the total value of all such investments was $18,843,170, or 54.82% of net assets.
2	—	Variable Rate Security – Interest rate shown is the rate in effect as of July 31, 2010.
3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	—	Private Placement.
5	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of July 31, 2010 the total value of all such securities was $1,424,489, or 4.14% of net assets.
6	—	Investment in subprime security. As of July 31, 2010, the total value of all such investments was $91,137, or 0.27% of net assets.
7	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
8	—	Issuer currently in default on its regularly scheduled interest payment.
9	—	Non-income producing security.
CDO	—	Collateralized Debt Obligation.
REIT	—	Real Estate Investment Trust.

See Notes to Financial Statements.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in securities, at value (Note 2)	$24,332,985
Investments in loan receivable, at value	1,407,415

Total investments	25,740,400
Cash	7,860,528
Net receivable from advisor (Note 4)	15,011
Interest receivable	861,176
Prepaid expenses and other assets	22,213

Total assets	34,499,328

Liabilities:
Administration fee payable (Note 4)	12,581
Accrued expenses	112,470

Total liabilities	125,051

Net Assets	$34,374,277

Composition of Net Assets:
Capital stock, at par value ($0.001, 200,000,000 shares authorized) (Note 7)	$59,132
Additional paid-in capital (Note 7)	223,103,766
Undistributed net investment income	29,914
Accumulated net realized loss on investment transactions, swap contracts and futures transactions	(70,695,752)
Net unrealized depreciation on investments	(118,122,783)

Net assets applicable to capital stock outstanding	$34,374,277

Investments in securities, at cost	$141,476,239
Investments in loan receivable, at cost	2,386,944

Total investments, at cost	$143,863,183

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	59,132,236
Net asset value per share	$0.58

See Notes to Financial Statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Statement of Operations

For the Fiscal Year Ended July 31, 2010

Investment Income (Note 2):
Interest	$11,061,300

Expenses:
Investment advisory fees (Note 4)	164,821
Administration fees (Note 4)	50,113
Directors’ fees	60,000
Custodian	52,387
Audit and tax services	49,000
Legal fees	33,819
Insurance	28,036
Report to stockholders	23,199
Miscellaneous	18,558

Total expenses	479,933
Less expenses waived and reimbursed by the investment advisor (Note 4)	(241,089)

Net expenses	238,844

Net investment income	10,822,456

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investments	(10,155,925)
Net change in unrealized depreciation on investments	9,811,808

Net realized and unrealized loss on investment transactions	(344,117)

Net increase in net assets resulting from operations	$10,478,339

See Notes to Financial Statements.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Statements of Changes in Net Assets

	For the Fiscal Year Ended July 31, 2010	For the Fiscal Year Ended July 31, 2009
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$10,822,456	$16,633,615
Net realized loss on investment transactions, in-kind redemption, swap contracts and futures transactions	(10,155,925)	(58,774,807)
Net change in unrealized depreciation on investments, swap contracts and futures transactions	9,811,808	(2,444,731)

Net increase (decrease) in net assets resulting from operations	10,478,339	(44,585,923)

Distributions to Stockholders (Note 2):
Net investment income	(11,119,961)	(17,027,677)
Return of capital	—	(4,910,180)

Total distributions paid	(11,119,961)	(21,937,857)

Capital Stock Transactions (Note 7):
Reinvestment of dividends and distributions	11,119,961	21,937,829
Cost of shares tendered	(12,460,680)	(59,995,378)

Net decrease from capital stock transactions	(1,340,719)	(38,057,549)

Total decrease in net assets	(1,982,341)	(104,581,329)

Net Assets:
Beginning of year	36,356,618	140,937,947

End of year	$34,374,277	$36,356,618

(including undistributed net investment income of)	$29,914	$29,914

Share Transactions:
Reinvested shares	19,172,350	30,597,965
Shares tendered	(17,800,975)	(26,058,352)

Net increase in shares	1,371,375	4,539,613

See Notes to Financial Statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Statement of Cash Flows

For the Fiscal Year Ended July 31, 2010

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$10,478,339
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Proceeds from disposition of long-term portfolio investments and principal paydowns	8,781,585
Sales of short-term portfolio investments, net	1,893
Decrease in interest and other receivables	70,397
Increase in prepaid expenses	(5,823)
Increase in receivable from advisor	(15,011)
Decrease in investment advisory fee payable	(21,564)
Increase in administration fee payable	7,578
Increase in accrued expenses	29,249
Net amortization and paydown gains on investments	(3,780,536)
Unrealized appreciation on investments	(9,811,808)
Net realized loss on investment transactions	10,155,925

Net cash provided by operating activities	15,890,224

Cash flows used for financing activities:
Payment on shares tendered	(12,460,680)

Net cash used for financing activities	(12,460,680)

Net increase in cash	3,429,544
Cash at beginning of year	4,430,984

Cash at end of year	$7,860,528

Supplemental Disclosure of Cash Flow Information:

Non-cash financing activities included reinvestment of dividends of $11,119,961.

See Notes to Financial Statements.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Financial Highlights

	For the Fiscal Year Ended July 31,
	2010*	2009	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of year	$0.63	$2.65	$5.82	$6.90	$6.96

Net investment income	0.24	0.54	0.60	0.73	0.60
Net realized and unrealized loss on investments, futures transactions and swap contracts	(0.04)	(1.87)	(3.17)	(0.94)	(0.02)

Net increase (decrease) in net asset value resulting from operations	0.20	(1.33)	(2.57)	(0.21)	0.58

Dividends from net investment income	(0.25)	(0.55)	(0.60)	(0.72)	(0.59)
Distributions from net realized gains	—	—	—	(0.15)	(0.05)
Return of capital distributions	—	(0.14)	—	—	—

Total dividends and distributions paid	(0.25)	(0.69)	(0.60)	(0.87)	(0.64)

Net asset value, end of year	$0.58	$0.63	$2.65	$5.82	$6.90

Total Investment Return	36.23%	(49.45)%	(45.55)%	(3.97)%	8.47%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of year (000’s)	$34,374	$36,357	$140,938	$210,314	$270,144
Operating expenses	1.46%	1.21%	0.86%	0.79%	0.79%
Interest expense	0.00%	0.19%	1.90%	0.50%	0.82%
Total expenses	1.46%	1.40%	2.76%	1.29%	1.61%
Total expenses including fee waiver and excluding interest expense	0.72%	0.75%	0.75%	0.75%	0.75%
Net investment income	32.48%	28.05%	15.18%	9.39%	9.34%
Portfolio turnover rate	0%	21%	9%	18%	46%

*	As of May 1, 2010, Six50 Capital Management LLC became the investment advisor to the Fund.

See Notes to Financial Statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

1. The Fund

650 High Income Fund, Inc. (formerly Hyperion Brookfield Income Fund, Inc.) (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

Effective May 1, 2010, Six50 Capital Management LLC (the “Advisor”), a registered investment advisor under the Investment Advisers Act of 1940, as amended, became the investment advisor to the Fund. Prior to May 1, 2010, Brookfield Investment Management, Inc. (the “Former Advisor”) served as the investment advisor to the Fund.

Pursuant to the Fund’s Articles of Incorporation, the Fund’s existence will terminate on December 31, 2010, unless stockholders holding more than 75% of the Fund’s common stock agree to extend the duration of the Fund’s existence for another year.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg, or Reuters) is inaccurate.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

Assets	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Description:
Level 1 — Quoted Prices	$—	$—	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	1,531,025	22,325,235	1,299,063	585,077	25,740,400

Total	$1,531,025	$22,325,235	$1,299,063	$585,077	$25,740,400

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2009	$1,551,296	$27,295,655	$2,089,482	$2,336	$148,690	$31,087,459
Accrued Discounts (Premiums)	11,124	3,735,009	24,371	1,214	—	3,771,718
Realized Gain (Loss)	—	(8,209,332)	(1,777,792)	(168,801)	—	(10,155,925)
Change in Unrealized Appreciation (Depreciation)	45,891	6,744,611	2,391,646	193,273	436,387	9,811,808
Net Purchases (Sales)	(77,286)	(7,240,708)	(1,428,644)	(28,022)	—	(8,774,660)

Balance as of July 31, 2010	$1,531,025	$22,325,235	$1,299,063	$—	$585,077	$25,740,400

Change in unrealized gains or losses relating to assets still held at reporting date:	$45,891	$1,251,194	$172,239	$—	$436,387	$1,905,711

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on loans receivable is accrued based upon the principal amount outstanding.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year. As of July 31, 2010, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of July 31, 2010, open taxable years consisted of the taxable years ended July 31, 2007 through July 31, 2010. No examination of the Fund’s tax filings is currently in progress.

Dividends and Distributions: Distributions from net investment income and net realized capital gains in excess of capital loss carryforwards (including net short term capital gains), if any, are declared and paid at least annually to stockholders. Distributions to stockholders are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than the net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Dividends from net investment income and distributions from realized capital gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in a reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter- Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. The Fund had no open swap contracts for the fiscal year ended July 31, 2010.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund may invest in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund had no futures contracts for the fiscal year ended July 31, 2010.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

Effective May 1, 2010, the Advisor became the investment advisor to the Fund pursuant to an Interim Investment Advisory Agreement. Upon termination of the Interim Investment Advisory Agreement, the Fund entered into an Investment Advisory Agreement (the “Advisory Agreement”), effective August 1, 2010, with the Advisor under

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Advisory Agreement. The Advisory Agreement provides that the Fund shall pay the Advisor a monthly fee for its services at an annual rate of 0.50% of the Fund’s average weekly net assets.

Effective May 1, 2010, the Advisor has agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.65% of average daily net assets of the Fund per annum. During the period May 1, 2010 through July 31, 2010, the Advisor earned $41,937 in investment advisory fees, all of which the Advisor has waived and has reimbursed other expenses of $15,011.

Prior to May 1, 2010, the Fund was party to an Investment Advisory Agreement (“Prior Advisory Agreement) with the Former Advisor. Under the terms of the Prior Advisory Agreement, the Former Advisor was entitled to receive a monthly fee at an annual rate of 0.50% of the Fund’s average weekly net assets. For the period August 1, 2009 through April 30, 2010, the Former Advisor earned $122,884 in advisory fees. In addition, the Former Advisor had contractually agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.75% of the average daily net assets of the Fund per annum. During the period August 1, 2009 through April 30, 2010, the Former Advisor waived/reimbursed $184,141.

Effective May 1, 2010, the Fund has entered into an Administration Agreement with the Advisor. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the period May 1, 2010 through July 31, 2010, the Advisor earned $12,581 in administration fees. The Advisor is responsible for any fees due the Sub-Administrator, except for Form N-Q filing fees.

Prior to May 1, 2010, the Fund was party to an Administration Agreement (“Prior Administration Agreement”) with the Former Advisor. Under the terms of the Prior Administration Agreement, the former Advisor was entitled to receive a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the period August 1, 2009 through April 30, 2010, the Former Advisor earned $37,532 in administration fees.

The Administration fees shown in the Statement of Operations includes expenses incurred and paid to the Sub-Administrator for the Form N-Q filings, which amounted to $667 for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and short sales, for the fiscal year ended July 31, 2010, were $0 and $8,781,585, respectively. For the fiscal year ended July 31, 2010, there were no transactions in U.S. Government securities. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

6. Borrowings

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for any potential reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. For the fiscal year ended July 31, 2010, the Fund had no reverse repurchase agreements outstanding.

7. Capital Stock

There are 200 million shares of $0.001 par value common stock authorized. Of the 59,132,236 shares outstanding at July 31, 2010, the Advisor owned no shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s stockholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982. Also, on June 14, 2007, the Fund purchased 7,268,150 shares of its common stock to provide liquidity to the Fund’s stockholders. The value of the purchased shares amounted to $49,423,420. On September 30, 2008 relating to an offer to purchase up to 26,981,132 shares of its common stock, the Fund purchased 13,043,780 shares. The aggregate value of the purchased shares was $30,000,694. On that same date, the Fund purchased or redeemed 13,014,572 shares. Of these shares, 5,840,096 were redeemed for cash of $13,459,669 and 7,174,476 shares were an in-kind redemption for securities valued at $16,535,015.

On November 20, 2009, relating to an offer to purchase shares of its common stock, the Fund purchased 17,800,975 shares. The aggregate value of the purchased shares was $12,460,680.

8. Financial Instruments

The Fund can trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund had no swaps or futures contracts outstanding for the fiscal year ended July 31, 2010.

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid for the following periods were as follows:

	2010	2009
Ordinary income	$11,119,961	$17,027,677
Return of capital	—	4,910,180

	$11,119,961	$21,937,857

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

At July 31, 2010, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Capital loss carryfowards	$(62,337,545)
Post-October losses	(8,358,207)
Unrealized depreciation	(118,092,869)

$(188,788,621)

At July 31, 2010, the Fund had a capital loss carryforward of $ 62,337,545 for federal income tax purposes available to offset future capital gains through the following expiration dates:

2015	$2,201
2016	7,398,964
2017	44,559,287
2018	10,377,093

$62,337,545

To the extent that future capital gains are offset by capital losses, such capital gains will not be distributed.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and elected to defer $8,358,207 of such capital losses.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at July 31, 2010 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$143,833,269	$1,688,118	$(119,780,987)	$(118,092,869)

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains/losses for financial reporting purposes. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. Any undistributed net income and realized gain remaining at fiscal year-end will be distributed in the following year.

At July 31, 2010, the Fund made reclassifications among its components of capital in order to account for permanent book/tax differences relating to stockholder distributions. These adjustments were as follows:

Undistributed net investment income	$297,505
Additional paid-in capital	(297,505)

These reclassifications have no effect on net assets or NAV per share.

10. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, the Fund has not had prior claims or losses pursuant to the contracts and expects the risk of loss to be remote.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

11. Designation of Restricted Illiquid Securities

From time to time, the Fund may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2010, the Fund held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in Note 2 and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,534,904	$1,311,264	3.8%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.41	12/10/42	12/16/04	1,895,155	922,517	2.7
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	595,347	37,724	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48	05/10/45	06/12/06	917,575	53,054	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48	05/10/45	06/12/06	947,123	35,579	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	589,658	11,000	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,091,846	14,142	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	999,277	6,149	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,761,871	12,940	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class XW	0.05	05/10/45	07/09/10	—	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,420,038	114,758	0.3
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,011,785	32,598	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	455,363	7,351	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,374,588	15,910	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	499,076	4,366	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	449,443	2,551	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,376,367	3,548	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,592,164	782	0.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	234,705	—	0.0

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48%	07/11/42	10/06/04	$2,649,972	$1,250,256	3.6%
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.62	11/11/41	12/08/04	1,712,919	518,417	1.5
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,102,994	35,885	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,154,679	161,235	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	264,022	14,337	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,500,774	77,718	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,106,932	45,670	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class N	5.26	09/11/41	09/13/06	614,842	19,250	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class O	5.26	09/11/41	09/13/06	963,728	16,408	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class P	5.26	09/11/41	09/13/06	2,937,257	81	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class X1	0.14	09/11/41	07/09/10	—	—	0.0
CD 2006 CD2 Mortgage Trust Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,115,479	18,495	0.1
CD 2006 CD2 Mortgage Trust Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	792,271	8,809	0.0
CD 2006 CD2 Mortgage Trust Series 2006-CD6, Class M	5.09	01/15/46	09/21/06	1,193,118	7,480	0.0
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.40	07/15/44	11/03/05	3,628,234	1,368,441	4.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,537,290	14,173	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,521,127	2,168	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	341,597	500	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,609,280	200,423	0.6
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	995,645	77,855	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	962,563	83,209	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	769,268	54,485	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,229,706	78,893	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	475,170	41,735	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,906,829	117,384	0.3

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23%	05/15/38	06/17/03	$842,829	$299,178	0.9%
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	191,195	1,662	0.0
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,151,710	97,365	0.3
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class M	5.24	02/15/39	03/07/06	788,567	61,441	0.2
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	769,143	54,660	0.2
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	241,465	17,272	0.1
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	227,249	11,406	0.0
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	416,447	21,067	0.1
Credit Suisse Mortgage Capital Certificates Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,065,399	37,172	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class AX	0.01	02/15/39	07/09/10	—	—	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	431,785	5,884	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	689,675	5,689	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	991,834	7,950	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	901,999	6,636	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,283,095	7,268	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,443,685	3,618	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	3,384,131	972	0.0
JP Morgan Commercial Mortgage Securities Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	1,157,543	123	0.0
JP Morgan Commercial Mortgage Securities Corp. Series 2003-C1, Class L	5.08	01/12/37	11/30/05	254,099	30	0.0
JP Morgan Commercial Mortgage Securities Corp. Series 2005-LDP5, Class J	5.51	12/15/44	12/16/05	3,265,915	1,065,577	3.1

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
JP Morgan Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01%	06/15/49	06/28/07	$3,725,918	$39,466	0.1%
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87	11/15/33	12/05/01	2,292,925	1,425,951	4.2
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	661,974	445,072	1.3
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68	07/15/35	11/30/05	1,046,266	659,006	1.9
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.15	02/15/40	01/31/05	3,252,159	1,348,223	3.9
LNR CDO Limited Series 2007-1A, Class F	1.78	12/26/49	02/27/07	2,833,000	—	0.0
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,689,264	826,516	2.4
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	532,073	15,313	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	377,736	4,428	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	365,424	2,493	0.0
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,386,944	1,407,415	4.1
Resix Financial Limited Series 2004-A, Class B8	5.34	02/10/36	03/24/07	491,607	153,971	0.5
Resix Financial Limited Series 2004-A, Class B11	14.84	02/10/36	03/09/04	561,804	151,238	0.4
Resix Financial Limited Series 2005-A, Class B10	8.84	03/10/37	03/10/05	719,522	100,589	0.3
Resix Financial Limited Series 2005-A, Class B9	6.09	03/10/37	03/10/05	922,423	132,460	0.4
Resix Financial Limited Series 2005-D, Class B10	9.84	12/15/37	12/09/05	1,026,477	20,632	0.1
Resix Financial Limited Series 2005-D, Class B11	11.84	12/15/37	12/09/05	1,145,603	8,592	0.0
Resix Financial Limited Series 2005-D, Class B9	8.34	12/15/37	12/09/05	2,052,954	79,860	0.2
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	77,250	—	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	27,891	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	1	0.0
Strategic Hotel Capital, Inc. Series A, 8.5% (REIT)	8.50	—	11/30/05	719,512	585,077	1.7
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.50	11/25/33	02/18/04	242,114	21,109	0.1
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	140,097	12,937	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,334,353	868,116	2.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	785,405	371,178	1.1

2010 Annual Report

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94%	11/15/34	09/16/05	$678,654	$274,322	0.8%
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	524,444	207,161	0.6
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	4,098,531	747,362	2.2
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70	04/15/42	05/04/05- 11/30/05	863,261	72,771	0.2
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70	04/15/42	05/04/05- 11/30/05	1,126,635	37,602	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	516,082	5,422	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	326,959	1,607	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	382,908	734	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	944,193	38,572	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	617,370	22,554	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	528,958	11,392	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	656,454	9,949	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,357,713	13,031	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,315,200	7,576	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,805,160	12,787	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	2,250,246	81,712	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13	04/15/47	05/11/07	474,671	16,249	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,665,983	35,402	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	928,898	18,642	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	889,492	17,494	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	844,528	14,370	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	338,404	6,037	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	708,981	5,712	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,180,693	555	0.0

					$18,843,170	54.8%

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Notes to Financial Statements

July 31, 2010

12. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

13. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On September 2, 2010, the Fund commenced a tender offer, open to all stockholders, offering to purchase for cash 12,413,793 of its issued and outstanding shares at net asset value (the “Offer”). The Offer is scheduled to expire on September 30, 2010.

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the tender offer listed herein, there are no events that require recognition or disclosure in the financial statements.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Report of Independent Registered Public Accounting Firm

July 31, 2010

To the Stockholders and Board of Directors of

650 High Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 650 High Income Fund, Inc. (formerly Hyperion Brookfield Income Fund, Inc.) as of July 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 650 High Income Fund, Inc. as of July 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 24, 2010

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

July 31, 2010

At a meeting of the Board of Directors of the Fund held on June 9, 2010, the Board of Directors, including the Disinterested Directors, approved the proposal to appoint Six50 Capital Management LLC as the advisor (the “Advisor”) for the Fund and approved the new investment advisory agreement (the “Advisory Agreement”) between the Advisor and the Fund.

The Board of Directors approved the Advisory Agreement between the Fund and the Advisor based on a number of factors relating to the Advisor’s ability to perform under the Advisory Agreement. These factors included: the Advisor’s successful management style and experience of the investment management personnel; the Advisor’s current level of staffing and its overall resources, which appear adequate for the current level of assets managed, as well as for potential growth in asset levels; the Advisor’s satisfactory financial condition and access to resources of affiliates, if necessary; and the Advisor’s experienced compliance personnel and compliance structure in place. The Disinterested Directors were advised by independent legal counsel throughout the process.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Advisor’s estimated costs and profitability (to the extent practicable) in serving as adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees to be paid to the Advisor in light of fees paid to other investment advisers by comparable funds and the method of computing the Advisor’s fee. The Board noted that the advisory fee under the Advisory Agreement is unchanged from the advisory fee paid under the advisory agreement with the Fund’s previous advisor, but the Fund’s total expenses could be less because the Advisor has agreed to waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.65% of average daily net assets.

After comparing the fees with those of comparable funds, and in light of the quality and extent of the services to be provided as described in the presentation by the Advisor, including providing portfolio management and administrative services, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof, and the costs to be incurred by the Advisor, the Board concluded that the fee to be paid the Advisor with respect to the Fund was fair and reasonable.

In approving the Advisory Agreement, the Board reviewed the Fund’s performance record and the Advisor’s management style and performance record with comparable funds, to the extent it was available. The Board determined that because the Advisor is a new investment adviser, its performance record with comparable funds was not a significant factor in the Directors’ consideration at this time.

In considering the profitability to the Advisor of its relationship with the Fund, the Board noted that the fees under the Advisory Agreement were unchanged from the advisory fees paid under the advisory agreement with the Fund’s previous advisor. The Board also received projections from the Advisor that it was unlikely to make a profit from the Advisory Agreement during the first year. Accordingly, the profitability to the Advisor of its relationship with the Fund was not a material factor in the Board’s deliberations at this time. The Board also did not consider the potential economies of scale in the Advisor’s management of the Fund to be a material factor in its consideration due to the Fund’s status as a closed-end fund, although it was noted that the Advisor agreed to waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.65% of average daily net assets.

In connection with these considerations, the Board of Directors determined that an advisory arrangement between the Advisor and the Fund was in the best interests of the Fund and its shareholders. Based on these considerations and the overall experience and quality of the personnel, operations, financial condition, investment advisory capabilities, and methodologies, the Board (including a majority of Disinterested Directors) determined approval of the Advisory Agreement was in the best interest of the Fund.

2010 Annual Report

650 HIGH INCOME FUND, INC.

Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of 650 High Income Fund, Inc. (the “Fund”).

Directors of the Fund1

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Clifford E. Lai* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 56	Director Elected Since May 2010	President and CEO of Six50 Capital Management LLC (July 2009-Present); Managing Partner of Brookfield Asset Management Inc. (2006-2009); Chairman (2005-2009), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of Hyperion Brookfield Asset Management, Inc. (now known as Brookfield Investment Management Inc.); President and Chief Executive Officer (2005-2008) and Director (2005-2009) of Crystal River Capital, Inc.; President and Director of several investment companies advised by Brookfield Investment Management Inc. (1995-2009); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	1

Mary LoDico c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 52	Director, Member of the Audit Committee Elected Since May 2010	Managing Director of Wells Fargo Securities, LLC (1999-2009)	1

Frank Raiter c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 62	Director, Chairman of the Audit Committee Elected Since May 2010	Director of Luminent Mortgage Capital, Inc. (2007-2009); Managing Director of Standard & Poor’s Ratings Group (S&P) (1995-2005).	1

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Six50 Capital Management LLC, the Fund’s Advisor.
[1]

Prior to their resignation effective May 1, 2010, Robert F. Birch served as Director since April 2002; Rodman L. Drake served as Director since May 2005; Harald R. Hansen served as Director since December 1999; Stuart A. McFarland served as Director since December 2006; and Louis P. Salvatore served as Director since December 2006.

Six50 Capital Management LLC

650 HIGH INCOME FUND, INC.

Information Concerning Directors and Officers

Officers of the Fund2

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Clifford E. Lai* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 56	President	Elected Annually Since May 2010	Please see “Information Concerning Directors and Officers”

Julie Madnick* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 42	Vice President	Elected Annually Since May 2010	Managing Director of Six50 Capital Management LLC (2009-Present); Managing Director & Portfolio Manager of Hyperion Brookfieid Asset Management, Inc. (now known as Brookfield Investment Management Inc.) (1993 -2009).

Joseph McSherry* c/o 650 Madison Avenue, 19th Floor, New York, New York 10022 Age 52	Treasurer	Elected Annually Since May 2010	CFO of Shellpoint Mortgage LLC (2010-Present); CFO of C-BASS Capital (2006-2009); Director of Financial Control of Credit Based Asset Servicing and Securitization (2006-2009); CFO of Optigenix Inc. (2004-2006)

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 36	Secretary & Chief Compliance Officer (“CCO”)	Elected Annually Since May 2010	Managing Director & CCO of Six50 Capital Management LLC (2009-Present); Director, CCO & Assistant General Counsel (2006-2009) and Compliance Officer (2005-2006) of Hyperion Brookfield Asset Management, Inc. (now known as Brookfield Investment Management Inc.); Secretary (2008-2009) and CCO (2006-2009) of several investment companies advised by Brookfield Investment Management Inc; Compliance Manager of Marsh & McLennan Companies (2004-2005)

*	Interested person as defined in the 1940 Act, because of affiliations with Six50 Capital Management LLC, the Fund’s Advisor.

[2]

Prior to their resignation effective May 1, 2010, Kim G. Redding served as President since February 2010; Steven M. Pires served as Treasurer since April 2009; Jonathan C. Tyras served as Secretary since November 2006; Seth Gelman served as CCO since May 2009; Lily Tjioe served as Assistant Secretary since September 2009. John Feeney also served as the Fund’s President from June 2009 until February 2010.

2010 Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator

Six50 Capital Management LLC

650 Madison Avenue

19th Floor

New York, NY 10022

Please direct your inquiries to:

Investor Relations

Phone: 212-558-2000

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q Fillings are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Form N-Q Filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-212-558-2000, or go to SEC’s website at www.sec.gov.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Josielyne Pacifico at 1-212-558-2000 or by writing to Ms. Pacifico at 650 Madison Avenue, 19th Floor, New York, NY 10022.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that one member serving on the Registrant’s audit committee is an audit committee financial expert. His name is Frank L. Raiter. Mr. Raiter is independent.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

For the fiscal year ended July 31, 2010, BBD, LLP (“BBD”) billed the Registrant aggregate fees of $26,114 and for the fiscal year ended July 31, 2009 BBD billed the Registrant fees of $42,500, each bill is for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.

Tax Fees

In the fiscal years ended July 31, 2010 and July 31, 2009, BBD billed the Registrant aggregate fees of $4,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.

Audit-Related Fees

For the fiscal year ended July 31, 2010, and July 31, 2009, there were no Audit-Related Fees.

All Other Fees

For the fiscal year ended July 31, 2010 and July 31, 2009, there were no Other Fees.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

POLICIES AND PROCEDURES FOR VOTING PROXIES

The Investment Company Act of 1940 requires funds that invest in voting securities to disclose their proxy voting policies and procedures in their registration statement; and to file the Form N-PX annually with the SEC and make available to their shareholders their actual proxy voting record by either posting it on the funds’ website or making it available to shareholders upon request. The Registrant delegates to Six50 Capital Management LLC (the “Adviser”) the responsibility to vote proxies subject to the policies and procedures set forth below.

1. Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers of securities that are held by the Registrant. These policies and procedures are to be implemented by the Adviser to the Registrant.

2. Policy for Voting Proxies. The Registrant’s policy is to vote proxies in the best interest of the Registrant and its shareholders. Accordingly, any conflict of interest is resolved in a manner that will most benefit the Registrant and its shareholders.

3. The Registrant’s Chief Compliance Officer (“CCO”) is responsible for monitoring the proxy voting process, including the oversight of the Adviser and any third-party vendor retained to review, monitor or vote proxies.

Proxy Voting Procedures for the Registrant

A. Management Recommendations

Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight. The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management; unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock or management clearly appear to have failed to exercise reasonable judgment. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interest of the Registrant.

B. Conflicts of Interest

The Registrant recognizes that under certain circumstances the Adviser may have a conflict of interest, real or perceived, in voting proxies on behalf of the Registrant. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Registrant, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the Proxy Committee. The Adviser shall not vote proxies relating to such issuers on behalf of the Registrant until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Registrant. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be made by the Proxy Committee based upon an assessment of the particular facts and circumstances. If the Proxy Committee determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Registrant’s Board of Directors and the Adviser shall follow the instructions of the Registrant’s Board of Directors. The CCO shall keep a record of all materiality decisions and report them to the Registrant’s Board of Directors on a quarterly basis.

C. Routine Proposals

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.

D. Non-routine Proposals

•

Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During a review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast. This may (but is not required to) be the case for staggered board and fair price amendments. Other anti-takeover issues include supermajority rules, superstock, poison pills and greenmail.

•

Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the Proxy Committee.

E. Proxy Approval

Votes on non-routine matters (including the matters in Section 3.D and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the Chairman of the Proxy Committee.

F. Proxy Voting Procedures

Proxy voting will be conducted in compliance with the policies and procedures described in this memorandum and are subject to the CCO’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.

G. Report to the Registrant’s Board of Directors.

On a quarterly basis, the CCO will report in writing to the Registrant’s Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager

As of October 5, 2010, the Fund is managed by Julie Madnick. Ms. Madnick is a Managing Director of the Adviser and a Senior Portfolio Manager with over 20 years of industry experience. She is responsible for the day-to day management of the Fund’s portfolio. She joined the Adviser in 2009 and is responsible for the establishment of strategies and identification of relative value opportunities for the Fund. She previously served in a similar position as managing director at Brookfield.

Management of Other Accounts

The portfolio manager listed below manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The table below shows the number of other accounts managed by Ms. Madnick and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed as of July 31, 2010	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Julie S. Madnick	Registered Investment Company	0	$ 0	None	None
	Other Pooled Investment Vehicles	1	$ 2.5 million	None	None
	Other Accounts	3	$ 370.3 million	None	None

Share Ownership

The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio manager as of July 31, 2010.

Dollar Range of Securities Owned
Julie S. Madnick	$1 - $10,000

Portfolio Manager Material Conflict of Interest

Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager of the Fund.

These potential conflicts include:

Allocation of Limited Time and Attention.    A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.    If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.    The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.

Portfolio Manager Compensation

The Fund’s portfolio manager is compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has two primary components: (1) a base salary and (2) an annual cash bonus. The portfolio managers also receive certain insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis.

The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted between performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries and bonuses are also influenced by the operating performance of the Adviser. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)      The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)      As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)  None.

    (2)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

    (3)  None.

(b)      A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

650 HIGH INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: October 8, 2010

By:	/s/ Joseph W. McSherry
Joseph W. McSherry
Treasurer and Principal Financial Officer

Date: October 8, 2010